Accounts receivable - Schedule of other receivables (Details) - USD ($)	Jul. 31, 2022	Oct. 31, 2021
Disclosure of provision matrix [line items]
Accounts receivable	$ 5,267,403	$ 4,072,701
Sales Taxes receivable	2,320,614	379,814
Other	1,899,509	593,331
Other receivables	$ 4,220,123	$ 973,145